Income Taxes (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Income Taxes Details 1
Income tax benefit at statutory rate	$ 1,576,686	$ 2,751,533
Permanent differences	(297,211)	(2,046,348)
Research and development credit	63,323	54,380
Change in valuation allowance	(1,342,798)	(759,565)
Total